Held for sale assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Statement [line items]
Disclosure of Detailed Information About Assets and Liabilities Held for Sale
The below table outlines various assets and liabilities classifed as held for sale.

	As at March 31,
	2021		2021		2020
	(In millions)
Property, plant and equipment	US$	0.2	Rs.	11.4	Rs.	45.0
Intangible assets		30.0		2,196.6		1,899.3

Total assets	US$	30.2	Rs.	2,208.0	Rs.	1,944.3